Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Goodwill Activity

The following table reflects goodwill activity in each of the periods presented:

	Year ended March 31,
	2017	2016
Beginning balance	$254	$262
Goodwill acquired	5,151	—
Goodwill adjustment	(9)	—
Effect of foreign exchange rates	(33)	(8)
Ending balance	$5,363	$254

Schedule of Purchased Intangible Assets

Purchased intangible assets consist of the following:

	Weighted-
	Average	March 31, 2017
	Remaining	Gross		Net
	Useful Life	Carrying	Accumulated	Carrying
	(in years)	Value	Amortization	Value
Developed technology	10	$1,546	$58	$1,488
Customer relationships	7	108	6	102
		$1,654	$64	$1,590

Schedule of Future Estimated Amortization Expense of Acquired Intangibles	Future estimated amortization expense of acquired intangibles as of March 31, 2017 is as follows:
2018	170
2019	170
2020	170
2021	170
Thereafter	910
Total	$1,590